Schedule of Investments (unaudited) May 31, 2019	iShares® 20+ Year Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.1%
U.S. Treasury Note/Bond
2.50%, 02/15/45	$1,078,429	$1,063,516,847
2.50%, 02/15/46	1,092,639	1,076,036,504
2.50%, 05/15/46	852,648	839,125,138
2.75%, 08/15/42	437,670	454,236,596
2.75%, 11/15/42	417,213	432,532,644
2.75%, 08/15/47	498,916	515,287,094
2.75%, 11/15/47	448,554	463,167,253
2.88%, 05/15/43	855,950	905,769,490
2.88%, 08/15/45	473,913	501,458,982
2.88%, 11/15/46	551,760	584,499,622
3.00%, 11/15/44	19,592	21,187,136
3.00%, 05/15/45	56,482	61,161,405
3.00%, 11/15/45	878,043	951,544,805
3.00%, 02/15/47	104,615	113,531,903
3.00%, 05/15/47	448,520	486,223,496
3.00%, 02/15/48	523,114	566,658,830
3.00%, 08/15/48	238,922	259,100,034
3.13%, 11/15/41	10,043	11,113,207
3.13%, 02/15/43	381,797	421,319,174
3.13%, 08/15/44	829,085	915,555,868
3.13%, 05/15/48	432,858	480,269,811
3.38%, 05/15/44	18,984	21,841,470
3.38%, 11/15/48	19,154	22,303,935
3.63%, 08/15/43	441,218	527,151,619
3.75%, 08/15/41	15,205	18,464,923
3.75%, 11/15/43	449,682	547,979,187
3.88%, 08/15/40	408,845	504,812,027

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
4.25%, 05/15/39	$87,587	$113,247,383
4.25%, 11/15/40	518,023	672,539,418
4.38%, 02/15/38	4,684	6,117,038
4.38%, 11/15/39	131,770	173,328,496
4.38%, 05/15/40	7,604	10,014,905
4.50%, 05/15/38	2,277	3,022,230
4.63%, 02/15/40	297,804	404,407,982
5.00%, 05/15/37	7,965	11,097,109

		14,159,623,561

Total U.S. Government Obligations — 99.1% (Cost: $13,611,427,607)		14,159,623,561

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(a)(b)	124,740	124,739,815

Total Short-Term Investments — 0.9% (Cost: $124,739,815)		124,739,815

Total Investments in Securities — 100.0% (Cost: $13,736,167,422)		14,284,363,376

Other Assets, Less Liabilities — 0.0%		1,876,772

Net Assets — 100.0%		$14,286,240,148

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/28/19 (000)	Net Activity (000)	Shares Held at 05/31/19 (000)	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	113,987	10,753	124,740	$124,739,815	$230,052	(a)	$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$14,159,623,561	$—	$14,159,623,561
Money Market Funds	124,739,815	—	—	124,739,815

	$124,739,815	$14,159,623,561	$—	$14,284,363,376

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